Financial Liabilities At Amortised Cost - Other Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Financial Liabilities [Abstract]
Obligations for financing of purchases	$ 82,584,306	$ 89,019,876
Collections and other transactions on behalf of third parties	8,428,501	10,168,381
Creditors for spot transactions pending settlement	6,559,853	2,794,685
Lease liabilities (See Notes 2.3.8 and 39)	4,126,737	5,691,452
Accrued commissions payable	40,843	68,565
Others	16,692,181	12,234,837
Total Other Financial Liabilities	$ 118,432,421	$ 119,977,796